Earnings per share (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earning per share [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	4,564,777	1,390,706	1,032,279